Schedule of Contract Assets, Net (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)
Contract Assets Net
Balance	$ 58,409	£ 46,210		£ 28,721
Addition	728,922	576,679		46,210
Contract assets reclassify to contracts receivable	(58,409)	(46,210)		(28,721)
Balance	728,922	576,679	$ 58,409	46,210
Allowance for expected credit losses	(18,302)	(14,480)
Total contract assets, net	$ 710,620	£ 562,199		£ 46,210